Equity instruments - Breakdown - (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Financial assets held for trading	€ 92,879	€ 125,618	€ 125,458	€ 148,187
Non-trading financial assets mandatorily at fair value through profit or loss	10,730	4,987
Financial assets designated at fair value through profit or loss	57,460	42,075	34,782	31,609
Financial assets at fair value through other comprehensive income	121,091	126,353
Financial assets available-for-sale			133,271	116,774
Equity instruments
Financial instruments
Financial assets held for trading	8,938	21,353	21,353	14,497
Non-trading financial assets mandatorily at fair value through profit or loss	3,260	2,584
Financial assets designated at fair value through profit or loss			933	546
Financial assets at fair value through other comprehensive income	2,671	€ 3,169
Financial assets available-for-sale			4,790	5,487	€ 4,849
Total financial assets	14,869		27,076	20,530
Shares of Spanish companies
Financial instruments
Total financial assets	3,448		4,199	3,098
Shares of foreign companies
Financial instruments
Total financial assets	9,107		20,448	15,342
Investment fund units and shares
Financial instruments
Total financial assets	€ 2,314		€ 2,429	€ 2,090